Mast Global Battery Recycling & Production ETF
Schedule of Investments
February 28, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Automobile Components - 3.2%
Tianneng Battery Group Co. Ltd. - Class A	35,457	$139,332
Tianneng Power International Ltd.	125,614	118,240
		257,572

Automobiles - 15.1%
BYD Co. Ltd. - Class A	9,700	481,884
Lotus Technology inc - ADR (a)	36,704	78,180
Lucid Group, Inc. (a)	43,875	97,402
Renault SA	2,719	140,935
Tesla, Inc. (a)	1,383	405,191
		1,203,592

Chemicals - 8.2%
Ganfeng Lithium Group Co. Ltd. - Class A	27,600	137,864
Guangzhou Tinci Materials Technology Co. Ltd. - Class A	49,100	140,764
LG Chem, Ltd.	782	125,353
Sociedad Quimica y Minera de Chile SA - ADR	3,644	139,820
Tianqi Lithium Corp. - Class A	29,300	130,424
Umicore SA	12,849	117,059
		791,284

Commercial Services & Supplies - 1.6%
Cleanaway Waste Management Ltd.	80,786	128,104

Electric Utilities - 1.9%
Fortum Oyj	9,464	148,573

Electrical Equipment - 25.1%(b)
Camel Group Co. Ltd. - Class A	116,600	140,723
Contemporary Amperex Technology Co. Ltd. - Class A	15,400	558,850
Ecopro BM Co. Ltd. (a)	1,781	144,876
EnerSys	1,433	145,435
Eve Energy Co. Ltd. - Class A	20,700	133,070
GEM Co. Ltd. - Class A	148,100	138,478
LG Energy Solution Ltd. (a)	576	138,596
Sunwoda Electronic Co. Ltd. - Class A	43,400	144,802
Zhejiang Huayou Cobalt Co. Ltd. - Class A	33,000	149,522
Zhejiang Narada Power Source Co. Ltd. - Class A (a)	60,000	171,436
		1,865,788

Electronic Equipment, Instruments & Components - 1.5%
Samsung SDI Co. Ltd.	796	121,884

Household Durables - 4.5%
Panasonic Holdings Corp.	29,040	359,110

Metals & Mining - 34.4%(b)
BHP Group Ltd. (a)	22,811	553,785
Boliden AB	4,721	165,354
CMOC Group Ltd. - Class A	145,400	132,559
Dowa Holdings Co. Ltd.	4,606	139,346
First Quantum Minerals Ltd. (a)	10,256	126,867
Glencore PLC	110,521	444,135
Rio Tinto PLC - ADR	9,495	575,017
Sumitomo Metal Mining Co. Ltd.	5,712	124,251
Vale SA - ADR	50,772	478,780
		2,740,094

Oil, Gas & Consumable Fuels - 4.3%
ENEOS Holdings, Inc.	36,508	193,545
SK Innovation Co., Ltd.	1,747	150,111
		343,656
TOTAL COMMON STOCKS (Cost $8,263,428)		7,959,657

SHORT-TERM INVESTMENTS - 0.2%	Shares
Money Market Funds - 0.2%
First American Treasury Obligations Fund - Class X, 4.28% (c)	18,182	18,182
TOTAL SHORT-TERM INVESTMENTS (Cost $18,182)		18,182

TOTAL INVESTMENTS - 100.0% (Cost $8,281,610)		$7,977,839
Other Assets in Excess of Liabilities - 0.0% (d)		2,395
TOTAL NET ASSETS - 100.0%		$7,980,234

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(d)	Represents less than 0.05% of net assets.

Mast Global Battery Recycling & Production ETF
Notes to Quarterly Schedule of Investments
February 28, 2025 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$7,959,657	$–	$–	$7,959,657
Money Market Funds	18,182	–	–	18,182
Total Investments	$7,977,839	$–	$–	$7,977,839

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of February 28, 2025
(% of Net Assets)

China	$2,677,888	33.5%
Japan	816,252	10.2
Australia	681,889	8.5
South Korea	680,820	8.5
United States	666,210	8.3
United Kingdom	575,017	7.2
Brazil	478,780	6.0
Switzerland	444,135	5.6
Sweden	165,354	2.1
Finland	148,573	1.9
France	140,935	1.8
Chile	139,820	1.8
Canada	126,867	1.6
Cayman Islands	118,240	1.5
Belgium	117,059	1.5
Other Assets in Excess of Liabilities	2,395	0.0 (a)
	$7,980,234	100.0%

(a)	Represents less than 0.05% of net assets.